Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

On April 1, 2009, we entered into an agreement with Sierra Partners LLC (“Sierra”) pursuant to which Sierra provides us with support and analysis of our general corporate finance and strategy efforts.  A founder and partner of Sierra is also one of our directors. As compensation for these services, we paid Sierra a monthly retainer fee of $10 for the duration of the agreement, which was terminated on August 31, 2013.  We had made cash payments to Sierra under the agreement totaling $80,  $120 and $120 for each year ended December 31, 2013, 2012 and 2011.